Discontinued Operations Discontinued Operations (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations attributable to noncontrolling interests	$ 84,000,000	$ 70,000,000	$ 90,000,000
Income (loss) from discontinued operations	1,600,000,000	(749,000,000)	(309,000,000)
Automotive Experience Electronics
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales			1,027,000,000
Income from discontinued operations before income taxes			8,000,000
Provision for income taxes on discontinued operations			202,000,000
Income from discontinued operations attributable to noncontrolling interests			8,000,000
Income (loss) from discontinued operations	$ 0	$ 0	$ (218,000,000)